Stock Options, Stock Purchase Plan and Warrants (Details 7) (Warrant [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrant [Member]
Warrant Activity
Warrant outstanding, beginning balance	2,156,750	6,326,750
Warrants Granted	200,000
Warrants Exercised	(900,000)	(4,170,000)
Warrants Expired	(98,417)
Warrants Cancelled
Warrant outstanding, ending balance	1,358,333	2,156,750	6,326,750
Weighted Average Exercise Price Warrants outstanding, beginning balance		1.34	0.65
Weighted Average Exercise Price Granted	1.43
Weighted Average Exercise Price Exercised	1.50	0.29
Weighted Average Exercise Price Expired	1.50
Weighted Average Exercise Price Cancelled
Weighted Average Exercise Price Warrants outstanding, ending balance	1.24